NOTES PAYABLE (Details narrative) - USD ($)								3 Months Ended	12 Months Ended		15 Months Ended
	May 26, 2021	Jan. 25, 2021	Jan. 08, 2021	Jan. 08, 2021	May 13, 2020	Mar. 12, 2020	Jan. 10, 2020	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021	Jan. 18, 2021
Proceeds from notes payable								$ 2,394,680	$ 338,552
Notes payable								2,906,273	274,195		$ 2,906,273
Long term debt- current portion								2,906,273	$ 274,195		2,906,273
E-Waste Corp Note Payable [Member]
Percentage of interest	5.00%
Accrued interest	$ 3,371
Notes payable	$ 2,000,000
Description of payments of notes payable	The Borrowers agreed not to incur any debt ranking senior to or pari passu with the amount due under the Note, other than (a) indebtedness in connection with the contemplated Merger, (b) indebtedness incurred in the ordinary course of Borrowers’ business up to $5,000, and (c) the obligations of EZ Raider LLC is secured by a first priority interest on all the assets of EZ Raider to an investor pursuant to an outstanding convertible note in the principal amount of $500,000.
PPP Loan [Member]
Proceeds from notes payable					$ 13,215
Percentage of interest					1.00%
Maturity date					Apr. 17, 2022
Accrued interest								141
Notes payable								13,356			13,356
Ally Financial. Inc.- Vehicle [Member]
Percentage of interest							6.20%
Notes payable							$ 46,888
Notes payble monthly payment							$ 913
Description of periodic payment							sixty month loan requires monthly payments
Shopify Capital Loan Agreement Sales Financing [Member]
Percentage of interest									17.00%
Notes payable									$ 39,550
Repayments of notes payable									26,336		15,500
Long term debt- current portion								$ 46,309	$ 13,213		$ 46,309
Secured Convertible Note Payable [Member]
Percentage of interest			8.00%	8.00%
Accrued interest				$ 15,781
Notes payable		$ 100,000	$ 500,000	$ 500,000								$ 60,000
Description of convertible notes			Convertible at a 35% discount to the price per share to be offered to investors in the subsequent financing to complete the acquisition of D.S Raider.	convertible at a 35% discount to price of financing used to complete the acquisition of D.S Raider.
Unsecrured Conterible Notes Payable [Member]
Percentage of interest		5.00%
Accrued interest		$ 2,842
Notes payable		$ 160,000
Description of convertible notes		convertible at a 35% discount to price of financing used to complete the acquisition of D.S Raider.
6% Prommisory Note payable [Member]
Debt instrument description						In consideration for the Note the Company issued a private investor or the holder a five percent equity interest in the Company, an option to acquire an additional fifteen percent equity in the Company if the holder met certain sales goals (“Supplemental Incentive Interests”), and a personal guarantee for a minimum of $100,000 of the Note by the Company’s majority member and manager. Pursuant to the 6% Note, the Company shall pay the holder interest only payments of $1,800 for the first three months, and thereafter shall pay $11,800 per month for months four to six, and $30,034 per month thereafter until maturity.
Percentage of interest						6.00%
Maturity date						Mar. 16, 2021
Notes payable						$ 200,000
Long term debt- current portion						$ 251,083
Description of notes payable						In consideration for the Note the Company issued a private investor or the holder a five percent equity interest in the Company, an option to acquire an additional fifteen percent equity in the Company if the holder met certain sales goals (“Supplemental Incentive Interests”), and a personal guarantee for a minimum of $100,000 of the Note by the Company’s majority member and manager. Pursuant to the 6% Note, the Company shall pay the holder interest only payments of $1,800 for the first three months, and thereafter shall pay $11,800 per month for months four to six, and $30,034 per month thereafter until maturity.